RETIREMENT BENEFITS - PBO and ABO Exceed Fair Value of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	$ 14,000	$ 13,943
Accumulated benefit obligation	13,994	13,932
Fair value of plan assets	12,363	12,137
ABO exceeds fair value of plan assets
Projected benefit obligation	14,000	13,943
Accumulated benefit obligation	13,994	13,932
Fair value of plan assets	12,363	12,137
Non-U.S. Pension Plans
PBO exceeds fair value of plan assets
Projected benefit obligation	2,484	3,918
Accumulated benefit obligation	2,168	3,488
Fair value of plan assets	1,399	2,762
ABO exceeds fair value of plan assets
Projected benefit obligation	2,282	2,369
Accumulated benefit obligation	2,012	2,047
Fair value of plan assets	$ 1,224	$ 1,243